Leases - Summary of Future minimum lease payments under non-cancelable operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Less current obligations under leases	$ (509)	$ (496)
Non-current lease obligations	$ 303	433
MARIADB CORPORATION AB [Member]
2023		519
2024		421
2025		18
Total minimum payments		958
Less imputed interest		(29)
Present value of future minimum lease payments		929	$ 1,693
Less current obligations under leases		(496)	(658)
Non-current lease obligations		$ 433	$ 1,035